Interest Bearing Loans and Borrowings - Additional Information (Detail) SFr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received			$ 420	$ 430
Period revolving committed bank facilities be available			5 years
Bonds repaid | SFr		SFr 330
Positive translation adjustment	$ 300
Cumulative fair value hedge adjustment	$ 200
Loans and borrowings			$ 9,636	10,487
Within 1 year
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings			1,491	549
Interest-bearing loans and borrowings | Property, plant and equipment
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received			0	0
Letters of guarantee | Loans bank advances derivative obligations and future lease obligations
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings			9,300	10,000
Letters of guarantee | Letters of credit | Within 1 year
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings			$ 400	$ 400